Total
Supplement | COLUMBIA SHORT TERM BOND FUND
Supplement dated August 1, 2020
to the Prospectus and Summary Prospectus of the following Fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust
Columbia Short Term Bond Fund	8/1/2020
From August 1, 2020 through August 31, 2020, when this Supplement automatically expires, the revisions described in this Supplement are hereby made to the Fund's Prospectus and Summary Prospectus for Class C shares:
The information for Class C shares in the "Annual Fund Operating Expenses" table and under the caption "Example" under the section “Fees and Expenses of the Fund” in the Summary Prospectus and the “Summary of the Fund – Fees and Expenses of the Fund” section of the Prospectus is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class C
Management fees	0.43%
Distribution and/or service (12b-1) fees	1.00%
Other expenses	0.17%
Total annual Fund operating expenses	1.60%
Less: Fee waivers and/or expense reimbursements(c)	(0.08%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.52%
(c)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through August 31, 2021, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.52% for Class C.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class C (assuming redemption of all shares at the end of the period)	$255	$497	$863	$1,893
Class C (assuming no redemption of shares)	$155	$497	$863	$1,893
The rest of the section remains the same.